BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer
Balances And Transactions With Related Parties
Salary to those employed by the Company or on its behalf | $			$ 762
Directors’ fees to those not employed by the Company or on its behalf | $	$ 453	$ 411	$ 280
Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf			3
Directors not employed by the Company	9	8	5
Total benefits to interested and related parties	9	8	8